Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

The following table presents the fair value hierarchy for assets measured at fair value on a recurring basis as of September 30, 2018 (in thousands):

	September 30, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents	$28,609	$—	$—	$28,609
Corporate debt securities	—	2,499	—	2,499
Total financial assets	$28,609	$2,499	$—	$31,108

The following table presents the fair value hierarchy for assets measured at fair value on a recurring basis as of December 31, 2017 (in thousands):

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents	$2,024	$—	$—	$2,024
Certificates of deposit	—	1,462	—	1,462
Corporate debt securities	—	7,146	—	7,146
Total financial assets	$2,024	$8,608	$—	$10,632